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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2007

Check here if Amendment [ ]: Amendment Number: ______

   This Amendment (Check only one):     [  ] is a restatement
                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 3
         Mequon, WI 53092

Form 13F File Number 28-12202

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols          Mequon, WI              May 15, 2007
--------------------- ---------------------------    --------------
     (Signature)              (City, State)              (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:     1
Form 13F Information Table Entry Total:  140
Form 13F Information Table Value Total:   $200,144 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

      No. Form 13F File No. Name
      --- ----------------- -----------------------
       1      28-12088      Forward Management, LLC

                          Form 13F INFORMATION TABLE

                                   3/31/2007

      COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------- -------------- --------- --------- ------------------ ---------- -------- ----------------------
                                                                                                   VOTING AUTHORITY
                                                 VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   ----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP    (X$1,000) PRINCIPAL PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------- -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------- ----
99 Cents Only Stores       COM       65440K106       47      3,180 SH         OTHER       1                 3,180
99 Cents Only Stores       COM       65440K106    3,050    207,093 SH         SOLE                207,093
ACUITY BRANDS
  INC.                     COM       00508y102       50        919 SH         OTHER       1                   919
ACUITY BRANDS
  INC.                     COM       00508y102    3,319     60,973 SH         SOLE                 60,973
ARBITRON INC               COM       03875Q108       58      1,226 SH         OTHER       1                 1,226
ARBITRON INC               COM       03875Q108    3,773     80,359 SH         SOLE                 80,359
Alaska Comm Sys
  Group                    COM       01167P101       53      3,603 SH         OTHER       1                 3,603
Alaska Comm Sys
  Group                    COM       01167P101    3,449    233,830 SH         SOLE                233,830
Alexander and
  Baldwin                  COM       014482103       49        974 SH         OTHER       1                   974
Alexander and
  Baldwin                  COM       014482103    3,214     63,716 SH         SOLE                 63,716
American Science and
  Engineering              COM       029429107       45        858 SH         OTHER       1                   858
American Science and
  Engineering              COM       029429107    2,919     55,416 SH         SOLE                 55,416
BE AEROSPACE
  INC                      COM       073302101       54      1,705 SH         OTHER       1                 1,705
BE AEROSPACE
  INC                      COM       073302101    3,613    113,988 SH         SOLE                113,988
BRUSH
  ENGINEERED
  MATERIALS INC.           COM       117421107       61      1,262 SH         OTHER       1                 1,262
BRUSH
  ENGINEERED
  MATERIALS INC.           COM       117421107    4,012     82,771 SH         SOLE                 82,771
C & D
  TECHNOLOGIES
  INC.                     COM       124661109       36      7,084 SH         OTHER       1                 7,084
C & D
  TECHNOLOGIES
  INC.                     COM       124661109    2,296    456,484 SH         SOLE                456,484
CACI
  INTERNATIONAL
  INC.                     CLA       127190304       37        793 SH         OTHER       1                   793
CACI
  INTERNATIONAL
  INC.                     CLA       127190304    2,383     50,855 SH         SOLE                 50,855
CASUAL MALE
  RETAIL GROUP             COM       148711104       47      4,015 SH         OTHER       1                 4,015
CASUAL MALE
  RETAIL GROUP             COM       148711104    3,115    263,281 SH         SOLE                263,281
CHAMPION
  ENTERPRISES
  INC                      COM       158496109       45      5,106 SH         OTHER       1                 5,106
CHAMPION
  ENTERPRISES
  INC                      COM       158496109    2,952    335,436 SH         SOLE                335,436
CHATTEM INC                COM       162456107       57        960 SH         OTHER       1                   960
CHATTEM INC                COM       162456107    3,646     61,859 SH         SOLE                 61,859
COMMERCIAL
  METALS CO.               COM       201723103       48      1,546 SH         OTHER       1                 1,546
COMMERCIAL
  METALS CO.               COM       201723103    3,175    101,276 SH         SOLE                101,276
CORINTHIAN
  COLLEGES INC
  COM                      COM       218868107       46      3,349 SH         OTHER       1                 3,349
CORINTHIAN
  COLLEGES INC
  COM                      COM       218868107    2,945    214,178 SH         SOLE                214,178
COSTPLUS INC.              COM       221485105       46      4,554 SH         OTHER       1                 4,554
COSTPLUS INC.              COM       221485105    2,937    293,664 SH         SOLE                293,664
Cedar Shopping
  Centers Inc.           COM NEW     150602209       27      1,655 SH         OTHER       1                 1,655
Cedar Shopping
  Centers Inc.           COM NEW     150602209    1,802    111,248 SH         SOLE                111,248
Cott Corp                  COM       22163N106       50      3,730 SH         OTHER       1                 3,730
Cott Corp                  COM       22163N106    3,188    238,242 SH         SOLE                238,242
Cox Radio                 CL A       224051102       29      2,111 SH         OTHER       1                 2,111
Cox Radio                 CL A       224051102    1,833    134,299 SH         SOLE                134,299
Devry Inc Del              COM       251893103       50      1,690 SH         OTHER       1                 1,690
Devry Inc Del              COM       251893103    3,244    110,538 SH         SOLE                110,538
DRS
  TECHNOLOGIES
  INC.                     COM       23330X100       42        810 SH         OTHER       1                   810
DRS
  TECHNOLOGIES
  INC.                     COM       23330X100    2,742     52,560 SH         SOLE                 52,560
Diamond Management
  and Tech
  Consultants              COM       25269L106       46      3,976 SH         OTHER       1                 3,976
Diamond Management
  and Tech
  Consultants              COM       25269L106    3,072    262,773 SH         SOLE                262,773
Diversa Corp.              COM       255064107       20      2,527 SH         OTHER       1                 2,527
Diversa Corp.              COM       255064107    1,257    160,904 SH         SOLE                160,904
ENCORE
  AQUISITION CO            COM       29255W100       40      1,666 SH         OTHER       1                 1,666
ENCORE
  AQUISITION CO            COM       29255W100    2,623    108,440 SH         SOLE                108,440
ENGlobal Corporation       COM       293306106        2        419 SH         OTHER       1                   419
ENGlobal Corporation       COM       293306106      138     24,846 SH         SOLE                 24,846
FIRST INDL RLTY
  TR INC                   COM       32054K103       42        935 SH         OTHER       1                   935
FIRST INDL RLTY
  TR INC                   COM       32054K103    2,740     60,496 SH         SOLE                 60,496
FLEETWOOD
  ENTERPRISES
  INC                      COM       339099103       27      3,406 SH         OTHER       1                 3,406
FLEETWOOD
  ENTERPRISES
  INC                      COM       339099103    1,763    222,937 SH         SOLE                222,937
FOREST OIL CORP       COM PAR $0.01  346091705       39      1,175 SH         OTHER       1                 1,175
FOREST OIL CORP       COM PAR $0.01  346091705    2,497     74,815 SH         SOLE                 74,815
Federal Signal             COM       313855108       46      2,950 SH         OTHER       1                 2,950
Federal Signal             COM       313855108    3,016    194,307 SH         SOLE                194,307
First Marblehead Corp      COM       320771108       37        814 SH         OTHER       1                   814
First Marblehead Corp      COM       320771108    2,451     54,596 SH         SOLE                 54,596
GATX CORP                  COM       361448103       43        895 SH         OTHER       1                   895
GATX CORP                  COM       361448103    2,842     59,447 SH         SOLE                 59,447
GENTIVA HEALTH
  SVCS INC                 COM       37247A102       55      2,750 SH         OTHER       1                 2,750
GENTIVA HEALTH
  SVCS INC                 COM       37247A102    3,648    180,863 SH         SOLE                180,863
GLOBAL
  INDUSTRIES INC           COM       379336100       44      2,400 SH         OTHER       1                 2,400
GLOBAL
  INDUSTRIES INC           COM       379336100    2,814    153,835 SH         SOLE                153,835
GTSI Corp                  COM       36238k103       20      1,790 SH         OTHER       1                  1790
GTSI Corp                  COM       36238k103    1,152    104,704 SH         SOLE                104,704
General Cable Corp         COM       369300108       81      1,517 SH         OTHER       1                 1,517
General Cable Corp         COM       369300108    5,327     99,706 SH         SOLE                 99,706
General Maritime           SHS       Y2692M103       36      1,254 SH         OTHER       1                 1,254
General Maritime           SHS       Y2692M103    2,327     80,565 SH         SOLE                 80,565
HANOVER
  COMPRESSOR
  CO                       COM       410768105       47      2,097 SH         OTHER       1                 2,097
HANOVER
  COMPRESSOR
  CO                       COM       410768105    3,198    143,709 SH         SOLE                143,709
Haemonetics Corp           COM       405024100       37        799 SH         OTHER       1                   799
Haemonetics Corp           COM       405024100    2,384     50,991 SH         SOLE                 50,991
IDEX CORP                  COM       45167R104       36        709 SH         OTHER       1                   709
IDEX CORP                  COM       45167R104    2,437     47,895 SH         SOLE                 47,895
JARDEN CORP                COM       471109108       51      1,339 SH         OTHER       1                 1,339
JARDEN CORP                COM       471109108    3,336     87,090 SH         SOLE                 87,090
K V
  PHARMACEUTICAL
  COMPANY                 CL A       482740206       49      1,972 SH         OTHER       1                 1,972
K V
  PHARMACEUTICAL
  COMPANY                 CL A       482740206    3,244    131,157 SH         SOLE                131,157
KEYSTONE
  AUTOMOTIVE
  INDS INC                 COM       49338N109       50      1,485 SH         OTHER       1                 1,485
KEYSTONE
  AUTOMOTIVE
  INDS INC                 COM       49338N109    3,212     95,319 SH         SOLE                 95,319
KRONOS INC                 COM       501052104       30        567 SH         OTHER       1                   567
KRONOS INC                 COM       501052104    2,075     38,791 SH         SOLE                 38,791
LANCE INC                  COM       514606102       27      1,327 SH         OTHER       1                 1,327
LANCE INC                  COM       514606102    1,800     88,918 SH         SOLE                 88,918
LSI Industries Inc.        COM       50216C108       32      1,895 SH         OTHER       1                 1,895
LSI Industries Inc.        COM       50216c108    2,071    123,739 SH         SOLE                123,739
MANTECH INTL
  CORP                    CL A       564563104       43      1,297 SH         OTHER       1                 1,297
MANTECH INTL
  CORP                    CL A       564563104    2,864     85,731 SH         SOLE                 85,731
Matria Healthcare        COM NEW     576817209       60      2,268 SH         OTHER       1                 2,268
Matria Healthcare        COM NEW     576817209    3,836    145,529 SH         SOLE                145,529
Matrix Service Corp        COM       576853105       57      2,823 SH         OTHER       1                 2,823
Matrix Service Corp        COM       576853105    3,756    185,683 SH         SOLE                185,683
Modtech Holdings           COM       60783C100       11      3,608 SH         OTHER       1                 3,608
Modtech Holdings           COM       60783C100      452    143,974 SH         SOLE                143,974
Nautilus                   COM       63910B102       43      2,773 SH         OTHER       1                 2,773
Nautilus                   COM       63910B102    2,758    178,739 SH         SOLE                178,739
O'Charleys                 COM       670823103       42      2,192 SH         OTHER       1                 2,192
O'Charleys                 COM       670823103    2,723    141,141 SH         SOLE                141,141
PAR
  PHARMACEUTICAL
  COS INC                  COM       69888P106       60      2,371 SH         OTHER       1                 2,371
PAR
  PHARMACEUTICAL
  COS INC                  COM       69888P106    3,898    155,191 SH         SOLE                155,191
POLYMEDICA
  CORP                     COM       731738100       58      1,375 SH         OTHER       1                 1,375
POLYMEDICA
  CORP                     COM       731738100    3,812     90,065 SH         SOLE                 90,065
PSS WORLD MED
  INC                      COM       69366A100       29      1,383 SH         OTHER       1                 1,383
PSS WORLD MED
  INC                      COM       69366A100    1,994     94,345 SH         SOLE                 94,345
Robbins and Myers          COM       770196103       60      1,621 SH         OTHER       1                 1,621
Robbins and Myers          COM       770196103    3,906    104,747 SH         SOLE                104,747
SCHOOL
  SPECIALTY                COM       807863105       34        955 SH         OTHER       1                   955
SCHOOL
  SPECIALTY                COM       807863105    2,239     62,008 SH         SOLE                 62,008
SPARTECH                 COM NEW     847220209       56      1,923 SH         OTHER       1                 1,923
SPARTECH                 COM NEW     847220209    3,668    125,001 SH         SOLE                125,001
SUNRISE SENIOR
  LIVING INC               COM       86768K106       52      1,312 SH         OTHER       1                 1,312
SUNRISE SENIOR
  LIVING INC               COM       86768K106    3,370     85,262 SH         SOLE                 85,262
Sturm Ruger and Co.        COM       864159108       56      4,134 SH         OTHER       1                 4,134
Sturm Ruger and Co.        COM       864159108    3,614    268,692 SH         SOLE                268,692
Sun Communities            COM       866674104       46      1,478 SH         OTHER       1                 1,478
Sun Communities            COM       866674104    2,970     95,736 SH         SOLE                 95,736
SurModics Inc.             COM       868873100       31        857 SH         OTHER       1                   857
SurModics Inc.             COM       868873100    1,957     54,360 SH         SOLE                 54,360
THE HANOVER
  INSURANCE
  GROUP INC                COM       410867105       39        853 SH         OTHER       1                   853
THE HANOVER
  INSURANCE
  GROUP INC                COM       410867105    2,632     57,065 SH         SOLE                 57,065
Tenneco Inc.               COM       880349105       34      1,334 SH         OTHER       1                 1,334
Tenneco Inc.               COM       880349105    2,182     85,685 SH         SOLE                 85,865
US PHYSICAL
  THERAPY INC              COM       90337L108       28      1,999 SH         OTHER       1                 1,999
US PHYSICAL
  THERAPY INC              COM       90337L108    1,808    129,909 SH         SOLE                129,909
VARIAN SEMI
  EQUIP ASSOC
  INC                      COM       922207105       36        679 SH         OTHER       1                   679
VARIAN SEMI
  EQUIP ASSOC
  INC                      COM       922207105    2,360     44,202 SH         SOLE                 44,202
Varian Inc                 COM       922206107       49        835 SH         OTHER       1                   835
Varian Inc                 COM       922206107    3,133     53,769 SH         SOLE                 53,769
Visteon                    COM       92839U107       40      4,673 SH         OTHER       1                 4,673
Visteon                    COM       92839U107    2,667    312,246 SH         SOLE                312,246
WABTEC CORP                COM       929740108       60      1,738 SH         OTHER       1                 1,738
WABTEC CORP                COM       929740108    4,004    116,092 SH         SOLE                116,092
WESTAMERICA
  BANCORPORATION           COM       957090103       39        815 SH         OTHER       1                   815
WESTAMERICA
  BANCORPORATION           COM       957090103    2,540     52,721 SH         SOLE                 52,721
Whiting Petroleum          COM       966387102       46      1,161 SH         OTHER       1                 1,161
Whiting Petroleum          COM       966387102    2,947     74,771 SH         SOLE                 74,771
                                                -------  ---------                              --------- -------
TOTAL                                           200,144  9,053,824                              8,915,753 138,251
                                                =======  =========                              ========= =======